Employee Benefit Plan (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Change in Plan Assets
Fair value of plan assets at end of year	$ 190	$ 177
Unfunded status	(56)
Domestic Pension Benefits [Member]
Change in Plan Assets
Fair value of plan assets at beginning of year	0	0
Total Contribution	1	1
Benefits paid	(1)	(1)
Fair value of plan assets at end of year	0	0
Unfunded status	(20)	(19)
Accumulated benefit obligation	20	19
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	20	19
Accumulated benefit obligation	20	19
Fair value of plan assets	0	0
Foreign Pension Benefits [Member]
Change in Plan Assets
Fair value of plan assets at beginning of year	176	159
Actual return on plan assets, net of expenses	12	14
Total Contribution	8	13
Effect of foreign exchange rates	(1)	(3)
Benefits paid	(5)	(7)
Fair value of plan assets at end of year	190	176
Unfunded status	(16)	(7)
Accumulated benefit obligation	205	182
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	140	121
Accumulated benefit obligation	140	121
Fair value of plan assets	105	97
Postretirement Benefits [Member]
Change in Plan Assets
Fair value of plan assets at beginning of year	1	1
Total Contribution	1	2
Plan participant contributions	1	1
Benefits paid	(3)	(3)
Fair value of plan assets at end of year	0	1
Unfunded status	$ (20)	$ (19)